Subsequent Events (Details Narrative) - Subsequent Event - USD ($) $ in Thousands		Apr. 04, 2020	Apr. 17, 2020
Revolving Credit Facility | JP Morgan Credit Facility
Subsequent Event [Line Items]
Decrease in credit facility, current borrowing capacity	[1]		$ 350,000
JP Morgan Chase Bank, N.A.
Subsequent Event [Line Items]
Proceeds from bank loan, payroll protection program		$ 2,900,000
Interest rate		0.98%

[1]	Decrease of the facility from $400 million and an increase from $200 million to $250 million for an additional increase in borrowings.